Stock-Based Compensation - Black-Scholes-Merton option-pricing model (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk - free interest rate (percentage), minimum	0.60%	0.30%	1.60%	2.30%
Risk - free interest rate (percentage), maximum	1.10%	1.60%	2.60%	3.10%
Expected volatility (percentage), minimum	42.10%	39.90%	35.40%	34.50%
Expected volatility (percentage), maximum	43.60%	44.10%	40.90%	35.40%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (years)	5 years 10 months 24 days	5 years 3 months 18 days	5 years 7 months 6 days	5 years 10 months 24 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (years)	6 years 1 month 6 days	6 years 3 months 18 days	6 years 1 month 6 days	6 years 3 months 18 days